Related party transactions (Details 1) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Equity: Total		$ 1,503	$ 4,458
Issuance of units for Board of Directors' fees		189	189
Other and contributions from owner	[1]	305	426
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees	[2]	189	189
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Equity: Total	[2]	$ 1,009	$ 3,843

[1]	Other and contribution from owner: Höegh LNG granted share-based incentives to certain key employees whose services are invoiced to the Partnership. Related expenses are recorded as administrative expenses and as a contribution from owner since the Partnership is not invoiced for this employee benefit. Effective June 3, 2016, the Partnership granted the Chief Executive Officer and Chief Financial Officer 21,500 phantom units in the Partnership. Related expenses are recorded as an administrative expense and as increase in equity.
[2]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership which were recorded as contributions to equity.